Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense:
Bermuda	$ 0.0	$ 0.0	$ 0.0
Foreign	19.5	8.2	(0.5)
Deferred tax expense:
Bermuda	0.0	0.0	0.0
Foreign	15.5	12.3	20.3
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1
Total provision	$ 44.1	$ 29.6	$ 28.9
Effective tax rate	(127.80%)	(10.20%)	10.90%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate	$ 0.0	$ 0.0	$ 0.0
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of unremitted earnings of subsidiaries	21.4	0.0	0.0
Effect of taxable income in various countries	13.6	20.5	19.8
Components of Deferred Tax Assets [Abstract]
Pension	5.4	21.7
Contracts and long term maintenance	0.0	3.6
Loss carry forward	2.5	6.5
Gross deferred tax asset	7.9	31.8
Valuation allowance related to net operating losses carried forward	(0.4)	0.0	$ 0.0
Net deferred tax asset	7.5	31.8
Components of Deferred Tax Liabilities [Abstract]
Long term maintenance	36.3	50.7
Unremitted Earnings of Subsidiaries	21.4	0.0
Tax depreciation	0.0	0.3
Pensions	0.0	3.2
Gross deferred tax liability	57.7	54.2
Net deferred tax liability	(50.2)	(22.4)
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	0.0	0.0
Long-term deferred tax asset	7.5	31.8
Short-term deferred tax liability	0.0	0.0
Long-term deferred tax liability	$ (57.7)	$ (54.2)
Income Tax Examination [Line Items]
Income taxes at statutory rate (as a percent)	0.00%	0.00%
United Kingdom
Income Tax Examination [Line Items]
Earliest Open Year	2011
Norway
Income Tax Examination [Line Items]
Earliest Open Year	2013
Faroe Islands
Income Tax Examination [Line Items]
Earliest Open Year	2014
Russia
Income Tax Examination [Line Items]
Earliest Open Year	2014